Business Combinations and Disposals - Unaudited Pro Forma Financial Information (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Delek
Disclosure of detailed information about business combination [line items]
Total revenues	$ 796,086
Income before income taxes and share of the profit of equity method accounted investees	67,776
Net income	$ 41,465
Delek | Series B
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share (in pesos per share)	$ 1.39
Delek | Series D
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share (in pesos per share)	$ 1.74
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Total revenues		$ 710,327
Income before income taxes and share of the profit of equity method accounted investees		57,826
Net income		$ 76,622
Net Pay S.A.P.I de C.V. | Series B
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share (in pesos per share)		$ 3.27
Net Pay S.A.P.I de C.V. | Series D
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share (in pesos per share)		$ 4.09